J.P. Morgan Mortgage Trust 2022-3 ABS-15G

Exhibit 99.12

Report Pulled:	XXXX
Loan Count:	8
Fields Reviewed	Discrepancy Count	Percentage
Maturity Date	3	37.50%

Report Pulled:	XXXX
Loan Count:	8
Audit ID	Customer Loan Number	SellerLoanID	Borrower Last Name	Field	Tape Data	Review Data
XXXX	303291168	XXXX	XXXX	Maturity Date	XXXX	XXXX
XXXX	303329312	XXXX	XXXX	Maturity Date	XXXX	XXXX
XXXX	303337677	XXXX	XXXX	Maturity Date	XXXX	XXXX